Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits - January 1	$ 0	$ 4,840
Gross decrease - tax positions in current period	0	(4,840)
Gross increase - tax positions in current period	8,443	0
Unrecognized tax benefits - December 31	$ 8,443	$ 0